Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010	Sep. 25, 2009
Schedule Of Income Taxes [Line Items]
Federal statutory tax rate			35.00%	35.00%	35.00%
Valuation allowance			$ 2,000,000	$ 1,000,000
Federal Operating Loss Carryforward Amount Subject to SRLY			1,100,000,000
Unrecognized tax benefits			88,000,000	3,000,000	5,000,000	5,000,000
Unrecognized tax benefits that would impact effective tax rate			70,000,000	2,000,000
Unrecognized tax benefits, income tax penalties and interest accrued			10,000,000	1,000,000
Income tax expense	63,000,000	61,000,000	236,000,000	228,000,000	159,000,000
Effective income tax rate, continuing operations	37.50%		37.50%	37.70%	39.90%
Income Tax Reconciliation, Tax Exempt Income	6,400,000
Other Assets | Tax Sharing Agreement Receivable
Schedule Of Income Taxes [Line Items]
Due From Former Parent			44,000,000
Tax Sharing Agreement 2012
Schedule Of Income Taxes [Line Items]
Liability threshold under tax sharing agreement			725,000,000
Tyco International
Schedule Of Income Taxes [Line Items]
Percentage of expenses associated with shared tax liabilities borne by participating entity			52.50%
ADT Corporation
Schedule Of Income Taxes [Line Items]
Percentage of expenses associated with shared tax liabilities borne by participating entity			27.50%
Pentair
Schedule Of Income Taxes [Line Items]
Percentage of expenses associated with shared tax liabilities borne by participating entity			20.00%
First 500 Million Dollars | Tyco International | Tax Sharing Agreement 2012
Schedule Of Income Taxes [Line Items]
Liability threshold under tax sharing agreement			500,000,000
Next 225 Million Dollars | Tax Sharing Agreement 2012
Schedule Of Income Taxes [Line Items]
Liability threshold under tax sharing agreement			225,000,000
Next 225 Million Dollars | ADT Corporation | Tax Sharing Agreement 2012
Schedule Of Income Taxes [Line Items]
Tax liability sharing percent per tax sharing agreement			58.00%
Next 225 Million Dollars | Pentair | Tax Sharing Agreement 2012
Schedule Of Income Taxes [Line Items]
Tax liability sharing percent per tax sharing agreement			42.00%
Above 725 Million Dollars | Tyco International | Tax Sharing Agreement 2012
Schedule Of Income Taxes [Line Items]
Tax liability sharing percent per tax sharing agreement			52.50%
Above 725 Million Dollars | ADT Corporation | Tax Sharing Agreement 2012
Schedule Of Income Taxes [Line Items]
Tax liability sharing percent per tax sharing agreement			27.50%
Above 725 Million Dollars | Pentair | Tax Sharing Agreement 2012
Schedule Of Income Taxes [Line Items]
Tax liability sharing percent per tax sharing agreement			20.00%
Separation Agreement Transaction
Schedule Of Income Taxes [Line Items]
Unrecognized tax benefits, income tax penalties and interest accrued			9,000,000
Federal Jurisdictions
Schedule Of Income Taxes [Line Items]
Operating Loss Carryforwards			1,300,000,000
State Jurisdictions
Schedule Of Income Taxes [Line Items]
Operating Loss Carryforwards			637,000,000
Income tax reconciliation, deductions, other	$ 5,600,000